Management Actions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Reconciliation of beginning and ending liability balances
A reconciliation to the ending liability balance of severance and related costs as of September 30, 2017 is as follows:

Severance and Related Costs
Q1 2017 restructuring action	$7,057
Cash payments	(5,792)
Foreign currency adjustments	164
September 30, 2017 balance	$1,429

A reconciliation of the beginning and ending liability balances is as follows:

Severance and Related Costs
2015 restructuring actions	$3,263
Cash payments	(1,332)
Foreign currency adjustments	(19)
December 31, 2015 Balance	$1,912
2016 Utilization:
Cash payments	(1,912)
December 31, 2016 balance	$—